Hartford Alpha Capture International Value ETF Expense Example - Hartford Alpha Capture International Value ETF - Hartford Alpha Capture International Value ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	$ 780